Related party transactions	9 Months Ended
May 31, 2023
Related Party Transactions
Related party transactions

15.	Related party transactions

Related parties include the Board of Directors and officers, extended relatives and enterprises that are controlled by these individuals as well as certain consultants performing similar functions.

Remuneration of Directors and key management personnel of the Company was as follows:

	Three months ended May 31,		Nine months ended May 31,
Directors and key management personnel	2023	2022	2023	2022
Remuneration (1)	$438	$463	$1,414	$1,291
Share-based compensation expense	410	612	1,682	2,125
Total directors and key management personnel	$848	$1,075	$3,096	$3,416

(1)	Remuneration includes salaries and benefits for certain key management personnel and director fees. Certain members of the board of directors have employment or service contracts with the Company. Directors are entitled to director fees and share based payments for their services and officers are entitled to cash remuneration and share based payments for their employment services.

As at May 31, 2023, included in amounts payable is $0.1 million of board fees (August 31, 2022 - $0.2 million) due to related parties with no specific terms of repayment.

During the three and nine months ended May 31, 2023, $0.2 million and $0.4 million for stock options granted to key management personnel was expensed, respectively (2022 - $nil and $nil, respectively) and $nil and $0.2 million for RSUs granted to directors was expensed, respectively (2022 - $nil and $nil, respectively).

During the year ended August 31, 2021, the Company granted common shares upon hiring key management personnel in the aggregate of:

a)	1.56 million common shares having a fair market value of $1.1 million on the respective start dates of the key management (December 1, 2020 to May 18, 2021).

b)	Common shares on the first, second and third anniversary dates of the greater of up to 2.0 million, 3.6 million and 2.8 million common shares; or common shares having a fair market value of to $1.4 million, $2.5 million and $2.0 million provided that 80% of such issuance shall be guaranteed and 20% shall be subject to certain financial milestones to be determined by the Board of Directors respectively.

The common shares had a value of $7.0 million at grant date that is amortized over the service period.

During the three and nine months ended May 31, 2023, $0.2 million and $1.1 million related to common share awards granted to key management personnel was expensed, respectively (2022 - $0.6 million and $2.1 million, respectively).